Right of Use Asset and Lease Liability (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of quantitative information about leases for lessee [Abstract]
Schedule of quantitative information about right-of-use assets [Table Text Block]
Cost	Right of Use Assets
Balance, March 31, 2021	$5,753,128
Additions	12,458,260
Foreign exchange	(452,937)
Balance, March 31, 2022	$17,758,451
Additions	249,989
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Foreign exchange	(1,353,799)
Balance, March 31, 2023	$17,302,964

Accumulated Depreciation
Balance, March 31, 2021	$(2,774,844)
Depreciation	(2,408,622)
Foreign exchange	12,897
Balance, March 31, 2022	$(5,170,569)
Depreciation	(2,510,224)
Foreign exchange	1,351,012
Balance, March 31, 2023	$(6,329,781)

Carrying Amount
Balance, March 31, 2022	$12,587,882
Balance, March 31, 2023	$10,973,183

Schedule of quantitative information about lease liability [Table Text Block]
Lease Liability
Balance, March 31, 2021	$3,063,839
Lease payments made	(2,807,457)
Additions	12,458,260
Interest expense on lease liabilities	407,349
Foreign exchange	(472,797)
Balance, March 31, 2022	$12,649,194
Lease payments made	(2,674,182)
Additions	249,989
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Interest expense on lease liabilities	663,768
Foreign exchange	(1,068,684)
10,468,408
Less: current portion	(2,330,341)
Balance, March 31, 2023	$8,138,067

Lease Disclosures
Interest expense on lease liabilities	$663,768
Total cash outflow for leases	$2,674,182

Schedule of maturity analysis [Table Text Block]

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,863,593
1 to 2 years	2,882,069
2 to 3 years	2,775,840
3 to 4 years	2,010,931
4 to 5 years	1,006,834
5 to 6 years	246,607
$11,785,874